Convertible Preferred Stock Warrants - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended		9 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014
Class of Stock [Line Items]
Expected volatility		75.00%	90.00%
Expected term (in years)		1 year 1 month 6 days	1 year 6 months
Risk-free interest rate		13.00%	0.21%
Number of securities issued upon exercise of warrants	158,179
Remeasurement of outstanding warrants	173,910
Warrants to purchase convertible preferred stock, exercise price	$ 5.17
IPO [Member]
Class of Stock [Line Items]
Warrants to purchase convertible preferred stock, exercise price	$ 21.00
Remeasurement [Member]
Class of Stock [Line Items]
Expense related to change in fair value	$ 2,300,000
Reclassified to additional paid in capital	2,800,000
2012 Notes [Member]
Class of Stock [Line Items]
Percentage of shares issuable on conversion of debt as warrants		20.00%		20.00%
Expected volatility		90.00%		90.00%
Expected term (in years)		1 year 6 months		1 year 6 months
Risk-free interest rate		0.21%		0.21%
Fair value of warrants		474,000	433,000	433,000
Warrants term		5 years		5 years
Warrants expiration date		Oct. 12, 2017		Oct. 12, 2017
2010 Notes [Member] | Series B convertible preferred stock [Member]
Class of Stock [Line Items]
Number of securities issued upon exercise of warrants		2,000,000		2,000,000
Exercise price per share of warrant exercised		900,000		900,000
2010 Notes [Member] | Convertible preferred stock warrants [Member]
Class of Stock [Line Items]
Percentage of shares issuable on conversion of debt as warrants		20.00%		20.00%
Expected volatility		85.00%		85.00%
Expected term (in years)		1 year 9 months		1 year 9 months
Risk-free interest rate		0.53%		0.53%
Fair value of warrants		233,000		$ 233,000